CAPITAL STRUCTURE (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		56,441,036
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 9,907		$ 0	$ 0
Convertible Preferred Stock, Terms of Conversion			Conversion of the Preferred Stock is automatic upon (i)a firm commitment for an underwritten qualified public offering (Qualified IPO) of Class A Common Stock at a per share price that reflects an equity valuation for the Company of at least $300.0 million and with gross proceeds from the Qualified IPO of at least $60 million, or (ii)at the election of holders of a majority of the voting power of the outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis. If the Company completes a Qualified IPO at a price reflecting an equity valuation that is less than $300.0 million, the conversion prices of the SeriesA and SeriesB Preferred Stock will be adjusted to an amount derived as if the equity valuation was $300.0 million. The Company has reserved 56,441,036 shares of its Class A Common Stock and 44,045,460 shares of its Class B Common Stock for issuance upon conversion of the Preferred Stock.
Equity Method Investment, Ownership Percentage		47.00%	49.70%	[1]
Shareholders Voting Rights with Respect to Certain Protective Provisions			The holders of SeriesB and SeriesC Preferred Stock vote as a single class on an as-converted basis with respect to certain protective provisions, including approval for (i)a merger, acquisition or sale of substantially all assets of the Company, (ii)a voluntary liquidation or dissolution of the Company, (iii)the acquisition or disposal of another business or assets having a value in excess of $0.5 million, (iv)the ability to incur indebtedness in excess of $0.5 million unless the Board of Directors unanimously approves, and (v)the ability to declare or pay dividends on any class of the Companys capital stock.
Preferred Stock, Redemption Terms			A liquidation or winding up of the Company, a greater than 50% change in control, payment of aggregate dividends in excess of $20.0 million, or a sale of substantially all of its assets would constitute redemption events under the Restated Articles.
Preferred Stock Dividends, Income Statement Impact			$ 10,000		$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage			8.00%
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			56,441,036
Common Class B [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						331,928
Common Stock, Conversion Basis			The shares of Class B Common Stock will convert automatically into Class A Common Stock on the date on which the number of outstanding shares of Class B Common Stock represents less than 10% of the aggregate combined number of outstanding shares of Class A Common Stock and Class B Common Stock.
Common Stock, Capital Shares Reserved for Future Issuance			44,045,460
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share			$ 0.1000		$ 0.1000
Equity Method Investment, Ownership Percentage	[1]		2.70%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share			$ 0.2594		0.2594
Convertible Preferred Stock, Terms of Conversion			Specifically, (i) the holders of Series A and Series B Preferred Stock are entitled to 15 votes for each share of Class B Common Stock into which their shares of Preferred Stock are convertible, and (ii) the holders of Series C Preferred Stock are entitled to one vote for each share of Class A Common Stock into which their shares of Preferred Stock are convertible. So long as at least 3,750,000 shares of Preferred Stock remain outstanding, the holders of the Series A and Series B Preferred Stock, voting as a single class, are entitled to elect one member to the Companys board of directors. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate voting power is 28.4%.
Equity Method Investment, Ownership Percentage	[1]		19.10%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		56,441,036	56,441,036
Preferred Stock, Liquidation Preference Per Share			$ 0.1772		$ 0.1772
Equity Method Investment, Ownership Percentage	[1]		27.90%
Preferred Stock, Convertible, Beneficial Conversion Feature			At the date of issuance of the Series C Preferred Stock, the fair value of the Companys Class A Common Stock exceeded the $0.1772 issuance price per share of the Series C Preferred Stock. The fair value of the shares of Class A Common Stock into which the shares of Series C Preferred Stock were immediately convertible had a fair value more than $10.0 million greater than the cash consideration received for the issuance of the Series C Preferred Stock, resulting in the recognition of a beneficial conversion feature that was equal to the aggregate Series C Preferred Stock issuance price of $10.0 million.
Series A and B Preferred Stock [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage			47.00%

[1]	Represents the aggregate ownership percentage by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate ownership is 47.0%.